Note 5 - Short-term Investments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash, Cash Equivalents, and Short-term Investments [Text Block]
5.	SHORT-TERM INVESTMENTS
  (In Thousands)
	December 31
	2019	2018

Time deposits with original maturity of more than 3 months but less than 12 months	$35,693	$6,172